UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® U.S. Government
Reserves Fund

August 31, 2004

FUS-QTLY-1004

1.805753.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 62.4%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Fannie Mae - 37.0%
Agency Coupons - 31.7%
9/1/04	1.48% (a)	$ 40,000	$ 39,993
9/1/04	1.50 (a)	75,000	74,997
9/6/04	1.23 (a)	48,000	47,970
9/7/04	1.45 (a)	40,000	39,963
9/10/04	1.35 (a)	50,000	50,000
9/21/04	1.50 (a)	35,000	34,976
9/24/04	1.49 (a)	100,000	99,993
9/27/04	1.52 (a)	100,000	99,981
9/28/04	1.56 (a)	45,000	44,994
9/29/04	1.53 (a)	30,000	29,977
10/1/04	1.47 (a)	37,000	36,973
10/7/04	1.46 (a)	35,000	34,994
3/29/05	1.40	20,000	20,000
4/28/05	1.35	20,000	20,000
5/3/05	1.40	10,000	10,000
5/4/05	1.54	20,000	20,000
5/13/05	1.59	10,000	10,000
			714,811
Discount Notes - 5.3%
9/1/04	1.27	43,592	43,592
10/1/04	1.55	12,700	12,684
10/20/04	1.21	25,000	24,959
11/12/04	1.50	28,000	27,917
3/4/05	1.21	10,000	9,939
			119,091
			833,902
Federal Home Loan Bank - 14.9%
Agency Coupons - 14.0%
9/1/04	1.53 (a)	20,000	19,994
9/16/04	1.50 (a)	22,000	21,988
9/21/04	1.48 (a)	25,000	24,997
9/24/04	1.44	20,000	20,000
9/25/04	1.54 (a)	78,000	77,985
10/19/04	1.54 (a)	8,000	7,998
11/26/04	1.64 (a)	58,000	57,968
2/23/05	1.46	5,000	4,995
2/25/05	1.40	25,000	25,000
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - continued
Agency Coupons - continued
4/15/05	1.35%	$ 30,000	$ 30,000
4/27/05	1.30	25,000	25,000
			315,925
Discount Notes - 0.9%
11/10/04	1.42	20,000	19,945
			335,870
Freddie Mac - 10.5%
Discount Notes - 10.5%
10/12/04	1.19	20,000	19,973
11/4/04	1.41	10,000	9,975
11/9/04	1.42	40,000	39,892
11/16/04	1.46	20,000	19,939
2/1/05	1.87	20,000	19,842
2/8/05	1.33	19,960	19,844
2/8/05	1.83	25,000	24,799
2/15/05	1.85	25,000	24,788
2/15/05	1.86	25,000	24,786
2/22/05	1.90	20,000	19,818
3/1/05	1.92	14,130	13,995
			237,651
TOTAL FEDERAL AGENCIES			1,407,423
Repurchase Agreements - 37.0%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated:
8/10/04 due 9/21/04 At 1.53% (b)	$ 90,161	90,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated: - continued
8/25/04 due 9/15/04 At 1.55% (b)	$ 43,039	$ 43,000
8/31/04 due 9/1/04 At 1.61% (b)	700,098	700,067
TOTAL REPURCHASE AGREEMENTS		833,067
TOTAL INVESTMENT PORTFOLIO - 99.4%		2,240,490
NET OTHER ASSETS - 0.6%		13,345
NET ASSETS - 100%		$ 2,253,835
Total Cost for Federal Income Tax Purposes $ 2,240,490
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$90,000 due 9/21/04 at 1.53%
Banc of America Securities LLC.	$ 90,000

$43,000 due 9/15/04 at 1.55%
Wachovia Capital Markets, LLC	43,000

$700,067 due 9/1/04 at 1.61%
Banc of America Securities LLC.	255,003
Barclays Capital Inc.	127,502
Greenwich Capital Markets, Inc.	25,500
J.P. Morgan Securities, Inc.	79,689
Merrill Lynch Government Securities, Inc.	21,120
Wachovia Capital Markets, LLC	191,253
700,067

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Reserves Fund

August 31, 2004

CAS-QTLY-1004

1.805742.100

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 25.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.4%
First Tennessee Bank NA, Memphis
9/17/04	1.54%	$ 60,000	$ 60,000
Standard Federal Bank
9/16/04	1.16	100,000	100,000
Washington Mutual Bank
11/12/04	1.65	90,000	90,000
Washington Mutual Bank, California
9/7/04	1.31	180,000	180,000
1/27/05	1.90	225,000	225,009
Washington Mutual Bank, Seattle
11/10/04	1.65	130,000	130,000
			785,009
London Branch, Eurodollar, Foreign Banks - 9.1%
ABN-AMRO Bank NV
9/29/04	1.08	250,000	250,000
Alliance & Leicester PLC
9/10/04	1.55	50,000	49,994
Barclays Bank PLC
9/9/04	1.55	243,000	242,988
10/26/04	1.17	350,000	350,000
2/28/05	1.93	250,000	250,000
BNP Paribas SA
9/14/04	1.43	500,000	500,000
Calyon
9/17/04	1.29	250,000	250,000
2/28/05	1.94	250,000	250,000
Credit Agricole Indosuez
11/2/04	1.25	250,000	250,000
11/10/04	1.25	455,000	455,000
ING Bank NV
10/6/04	1.51	500,000	500,000
Landesbank Hessen-Thuringen
9/14/04	1.30	250,000	250,000
2/28/05	1.95	250,000	250,000
Nationwide Building Society
9/7/04	1.17	125,000	125,000
10/20/04	1.30	100,000	99,986
Societe Generale
11/10/04	1.25	45,000	45,000
1/5/05	1.19	250,000	250,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - continued
Societe Generale - continued
1/6/05	1.29%	$ 350,000	$ 350,000
Unicredito Italiano Spa
9/8/04	1.12	195,000	195,000
9/20/04	1.30	250,000	250,000
			5,162,968
New York Branch, Yankee Dollar, Foreign Banks - 15.0%
Barclays Bank PLC
9/27/04	1.54 (b)	145,000	144,962
BNP Paribas SA
9/7/04	1.55	100,000	99,996
9/10/04	1.55	110,000	109,994
9/22/04	1.53 (b)	575,000	574,767
Calyon
9/13/04	1.53 (b)	280,000	279,915
Canadian Imperial Bank of Commerce
9/15/04	1.65 (b)	500,000	500,000
9/29/04	1.58 (b)	245,000	244,950
Credit Agricole Indosuez
10/22/04	1.63 (b)	115,000	115,039
Deutsche Bank AG
11/26/04	1.23	500,000	500,000
12/16/04	1.20	700,000	700,000
HBOS Treasury Services PLC
9/3/04	1.46 (b)	500,000	500,000
9/4/04	1.29 (b)	500,000	500,000
Landesbank Baden-Wuerttemberg
9/1/04	1.22 (b)	50,000	49,973
9/7/04	1.29 (b)	95,000	94,985
9/27/04	1.68 (b)	455,000	454,901
Royal Bank of Scotland PLC
9/14/04	1.53 (b)	300,000	299,929
Societe Generale
9/1/04	1.43 (b)	360,000	359,990
9/8/04	1.49 (b)	225,000	224,965
9/18/04	1.53 (b)	450,000	449,872
UBS AG
10/5/04	1.52 (b)	1,125,000	1,124,524
Unicredito Italiano Spa
9/21/04	1.48 (b)	240,000	239,929
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Unicredito Italiano Spa - continued
10/14/04	1.53% (b)	$ 230,000	$ 229,935
10/27/04	1.59 (b)	550,000	549,850
11/12/04	1.61 (b)	220,000	219,931
			8,568,407
TOTAL CERTIFICATES OF DEPOSIT			14,516,384
Commercial Paper - 16.8%

Alliance & Leicester PLC
10/22/04	1.30	50,000	49,908
Beta Finance, Inc.
9/3/04	1.45 (a)	49,500	49,496
Bradford & Bingley PLC
9/20/04	1.59	60,000	59,950
9/21/04	1.59	25,000	24,978
9/22/04	1.59	25,000	24,977
Cafco LLC
9/1/04	1.47	60,000	60,000
9/1/04	1.48	45,000	45,000
Citibank Credit Card Master Trust I (Dakota Certificate Program)
9/2/04	1.47	25,000	24,999
9/10/04	1.54	290,000	289,888
9/13/04	1.55	70,000	69,964
9/14/04	1.55	200,000	199,888
9/17/04	1.55	460,000	459,683
9/21/04	1.54	240,000	239,795
Clipper Receivables LLC
9/14/04	1.55	80,000	79,955
Comcast Corp.
9/15/04	1.85 (a)	20,000	19,986
9/20/04	1.85 (a)	35,000	34,966
9/20/04	1.86 (a)	35,000	34,966
CXC, LLC
9/1/04	1.48	15,000	15,000
9/7/04	1.48	50,000	49,988
DaimlerChrysler NA Holding Corp.
9/10/04	1.68	70,000	69,971
9/13/04	1.68	88,000	87,951
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
DaimlerChrysler NA Holding Corp. - continued
9/16/04	1.68%	$ 10,000	$ 9,993
9/17/04	1.68	70,000	69,948
9/21/04	1.68	85,000	84,921
9/23/04	1.69	55,000	54,943
9/27/04	1.72	66,000	65,918
10/12/04	1.77	36,000	35,928
Dresdner U.S. Finance, Inc.
10/4/04	1.42	250,000	249,677
Emerald (MBNA Credit Card Master Note Trust)
9/15/04	1.51	71,352	71,310
9/16/04	1.54	100,989	100,924
9/22/04	1.50	40,000	39,965
10/19/04	1.60	141,650	141,350
10/20/04	1.62	110,300	110,058
10/26/04	1.63	123,225	122,920
Fairway Finance Corp.
9/10/04	1.55	64,913	64,888
9/20/04	1.55	39,942	39,909
10/22/04	1.61	51,484	51,367
Ford Motor Credit Co.
9/7/04	1.62	200,000	199,946
9/16/04	1.71	70,000	69,950
9/23/04	1.75	150,000	149,840
10/1/04	1.77	65,000	64,904
General Electric Capital Corp.
9/16/04	1.49	250,000	249,846
1/11/05	1.82	250,000	248,350
1/12/05	1.82	250,000	248,338
1/13/05	1.82	250,000	248,325
2/9/05	1.89	315,000	312,366
2/10/05	1.87	200,000	198,335
General Electric Capital Services, Inc.
9/8/04	1.33	85,000	84,978
2/10/05	1.87	50,000	49,584
Grampian Funding Ltd.
9/21/04	1.51	175,000	174,854
10/21/04	1.30	100,000	99,821
11/2/04	1.48	285,000	284,278
11/3/04	1.48	85,000	84,781
11/10/04	1.48	96,000	95,726
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
K2 (USA) LLC
9/17/04	1.55%	$ 12,150	$ 12,142
2/28/05	1.95	45,000	44,566
Kellogg Co.
9/8/04	1.56	25,000	24,992
Kitty Hawk Funding Corp.
2/15/05	1.89	55,000	54,523
Liberty Street Funding Corp.
9/9/04	1.54	106,275	106,239
Market Street Funding Corp.
9/15/04	1.55	55,686	55,652
Motown Notes Program
9/10/04	1.54	110,000	109,958
9/15/04	1.56	62,600	62,562
9/16/04	1.52	100,000	99,937
Nationwide Building Society
9/17/04	1.15	100,000	99,949
11/8/04	1.32	125,000	124,690
Newcastle (Discover Card Master Trust)
9/9/04	1.39	75,000	74,977
9/13/04	1.55	50,000	49,974
9/16/04	1.55	248,000	247,840
9/20/04	1.51	90,000	89,929
9/21/04	1.51	50,000	49,958
Paradigm Funding LLC
9/7/04	1.50 (b)	190,000	189,988
Park Granada LLC
9/10/04	1.55	80,000	79,969
9/10/04	1.56	372,000	371,855
9/13/04	1.54	90,000	89,954
9/14/04	1.55	116,000	115,935
9/14/04	1.56	245,000	244,862
9/20/04	1.54	265,000	264,785
9/21/04	1.54	65,000	64,944
11/8/04	1.68	133,000	132,580
Sheffield Receivables Corp.
9/17/04	1.50	134,720	134,630
9/27/04	1.57 (b)	185,000	184,992
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
UBS Finance, Inc.
11/15/04	1.20%	$ 250,000	$ 249,380
TOTAL COMMERCIAL PAPER			9,601,312
Federal Agencies - 10.2%

Fannie Mae - 5.7%
Agency Coupons - 5.3%
9/7/04	1.45 (b)	450,000	449,576
9/23/04	1.49 (b)	336,000	335,962
2/15/05	1.40	520,000	520,000
2/23/05	1.33	204,000	204,000
3/29/05	1.40	750,500	750,500
4/28/05	1.35	500,000	500,000
5/3/05	1.40	100,000	100,000
5/13/05	1.59	150,000	150,000
			3,010,038
Discount Notes - 0.4%
2/4/05	1.32	225,000	223,732
			3,233,770
Federal Home Loan Bank - 4.0%
Agency Coupons - 4.0%
9/16/04	1.50 (b)	18,000	17,991
9/21/04	1.48 (b)	306,000	305,966
10/19/04	1.54 (b)	64,000	63,987
12/17/04	1.42	63,000	62,945
2/25/05	1.40	1,585,000	1,584,999
4/27/05	1.30	245,000	245,000
			2,280,888
Freddie Mac - 0.5%
Discount Notes - 0.5%
2/8/05	1.33	280,000	278,370
TOTAL FEDERAL AGENCIES			5,793,028
Master Notes - 3.9%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Bear Stearns Companies, Inc.
9/10/04	1.62%	$ 125,000	$ 125,000
General Motors Acceptance Corp. Mortgage Credit
9/1/04	1.99 (b)(d)	525,000	525,000
Goldman Sachs Group, Inc.
9/8/04	1.25 (d)	480,000	480,000
9/30/04	1.25 (d)	160,000	160,000
10/6/04	1.59 (b)(d)	263,000	263,000
10/7/04	1.26 (d)	315,000	315,000
11/12/04	1.72 (b)(d)	367,000	367,000
TOTAL MASTER NOTES			2,235,000
Medium-Term Notes - 13.0%

Allstate Life Global Funding II
9/8/04	1.55 (a)(b)	65,000	65,000
9/15/04	1.59 (a)(b)	45,000	45,000
9/15/04	1.60 (a)(b)	70,000	70,000
American Express Credit Corp.
9/20/04	1.63 (a)(b)	170,000	169,960
Bank of Scotland Treasury Services PLC
9/14/04	1.52 (a)(b)	57,000	57,031
Bayerische Landesbank Girozentrale
11/19/04	1.68 (b)	445,000	445,000
BellSouth Telecommunications
9/4/04	1.40 (b)	85,000	85,000
Citigroup Global Markets Holdings, Inc.
9/7/04	1.42 (b)	80,000	80,069
Descartes Funding Trust
9/15/04	1.60 (b)	105,000	105,000
First Tennessee Bank NA Memphis
9/1/04	1.31 (b)	50,000	50,019
11/26/04	1.84 (b)	50,000	50,015
GE Capital Assurance Co.
9/1/04	1.61 (b)(d)	50,000	50,000
General Electric Capital Corp.
9/1/04	1.61 (b)(d)	105,000	105,000
9/9/04	1.66 (b)	375,000	375,000
9/15/04	1.65 (b)	77,000	77,069
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
General Electric Capital Corp. - continued
9/17/04	1.68% (b)	$ 549,000	$ 549,097
HBOS Treasury Services PLC
9/24/04	1.58 (b)	530,000	530,000
11/20/04	1.75 (a)(b)	50,000	50,031
Household Finance Corp.
9/7/04	1.49 (b)	70,000	70,000
9/16/04	1.64 (b)	60,000	60,072
11/18/04	1.82 (b)	199,000	199,248
Morgan Stanley
9/1/04	1.67 (b)	70,000	70,000
9/4/04	1.51 (b)	110,000	110,000
9/15/04	1.60 (b)	169,000	169,000
9/15/04	1.72 (b)	155,000	155,218
9/27/04	1.64 (b)	285,000	285,000
National City Bank
9/1/04	1.23 (b)	355,000	354,920
Pacific Life Global Funding
9/4/04	1.50 (a)(b)	60,000	60,000
9/13/04	1.59 (b)	30,000	30,000
RACERS
9/22/04	1.61 (a)(b)	480,000	480,000
Renaissance Prospect Group LLC
9/7/04	1.81 (b)	40,000	40,000
Royal Bank of Canada
9/10/04	1.55 (b)	55,000	55,000
SLM Corp.
9/1/04	1.52 (a)(b)	300,000	300,000
Verizon Global Funding Corp.
9/15/04	1.63 (b)	566,000	566,007
9/15/04	1.97 (b)	570,000	570,000
Wells Fargo & Co.
9/2/04	1.51 (b)	215,000	215,000
9/15/04	1.57 (b)	540,000	540,000
Westpac Banking Corp.
9/13/04	1.41 (b)	100,000	100,000
10/25/04	1.63 (b)	43,000	43,006
TOTAL MEDIUM-TERM NOTES			7,430,762
Short-Term Notes - 2.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
9/1/04	1.46% (b)(d)	$ 40,000	$ 40,000
Jackson National Life Insurance Co.
10/1/04	1.74 (b)(d)	130,000	130,000
Metropolitan Life Insurance Co.
9/1/04	1.85 (b)(d)	65,000	65,000
9/28/04	1.68 (a)(b)	85,000	85,000
10/1/04	1.79 (b)(d)	175,000	175,000
Monumental Life Insurance Co.
9/1/04	1.63 (b)(d)	92,000	92,000
9/1/04	1.66 (b)(d)	65,000	65,000
9/1/04	1.89 (b)(d)	65,000	65,000
New York Life Insurance Co.
10/1/04	1.73 (b)(d)	425,000	425,000
Pacific Life Insurance Co.
9/10/04	1.58 (b)(d)	160,000	160,000
Transamerica Occidental Life Insurance Co.
11/1/04	1.86 (b)(d)	200,000	200,000
Travelers Insurance Co.
10/1/04	1.71 (b)(d)	5,000	5,000
11/17/04	1.83 (b)(d)	75,000	75,000
11/20/04	1.83 (b)(d)	35,000	35,000
TOTAL SHORT-TERM NOTES			1,617,000
Repurchase Agreements - 27.7%
	Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations dated:
8/25/04 due 9/15/04 At 1.55%)	$ 340,307	340,000
8/31/04 due 9/1/04 At 1.61%)	4,591,575	4,591,370
With:
Banc of America Securities LLC At:
1.61%, dated 8/31/04 due 9/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $13,737,138,999, 0% - 7.05%, 12/6/05 - 1/12/39)	1,051,047	1,051,000
1.62%, dated 8/31/04 due 9/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $643,960,052, 0% - 1.76%, 9/2/04 - 11/10/04)	630,028	630,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued Banc of America Securities LLC At:
1.64%, dated 8/31/04 due 9/1/04 (Collateralized by Corporate Obligations with principal amounts of $254,753,998, 4.75% - 9.25%, 4/15/06 - 12/15/33)	$ 270,012	$ 270,000
1.69%, dated 8/31/04 due 9/1/04:
(Collateralized by Corporate Obligations with principal amounts of $302,708,730, 5.5% - 13.75%, 3/1/05 - 10/15/37)	300,014	300,000
(Collateralized by Mortgage Loan Obligations with principal amounts of $373,764,793, 0% - 9.16%, 12/6/05 - 4/25/43)	150,007	150,000
Barclays Capital, Inc. At 1.61%, dated 8/31/04 due 9/1/04 (Collateralized by Corporate Obligations with principal amounts of $453,106,541, 5% - 8.25%, 10/15/06 - 9/15/30)	500,022	500,000
Bear Stearns & Co. At:
1.62%, dated 8/31/04 due 9/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $137,114,393, 2.33% - 9.5%, 6/25/05 - 4/15/40)	100,005	100,000
1.69%, dated 8/31/04 due 9/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $121,892,970, 0% - 7.8%, 7/25/18 - 10/25/35)	100,005	100,000
Citigroup Global Markets, Inc. At:
1.66%, dated 8/31/04 due 9/1/04 (Collateralized by Corporate Obligations with principal amounts of $194,536,624, 1.66% - 8.88%, 3/8/07 - 8/1/34)	208,010	208,000
1.69%, dated 8/31/04 due 9/1/04 (Collateralized by Corporate Obligations with principal amounts of $308,055,695, 1.68% - 12.88%, 4/1/05 - 10/1/96)	300,014	300,000
Credit Suisse First Boston, Inc. At:
1.62%, dated 8/31/04 due 9/1/04 (Collateralized by Corporate Obligations with principal amounts of $176,960,885, 3.5% - 9.89%, 9/16/04 - 7/7/38)	175,008	175,000
1.64%, dated 8/31/04 due 9/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $306,186,000, 0%, 9/1/04 - 10/14/04)	300,014	300,000
Deutsche Bank Securities, Inc. At 1.69%, dated 8/31/04 due 9/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $776,050,704, 0% - 14%, 11/15/04 - 2/1/49)	477,022	477,000
Goldman Sachs & Co. At:
1.62%, dated 8/11/04 due 9/22/04:
(Collateralized by Corporate Obligations with principal amounts of $759,044,825, 2.08% - 13.5%, 10/15/04 - 10/25/33)	751,418	750,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued Goldman Sachs & Co. At:
1.62%, dated 8/11/04 due 9/22/04:
(Collateralized by Mortgage Loan Obligations with principal amounts of $263,848,835, 4.76% - 6.48%, 2/14/11 - 7/25/34)	$ 241,455	$ 241,000
1.63%, dated 8/31/04 due 9/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $33,829,146, 1.61% - 1.65%, 9/14/04 - 10/4/04)	33,001	33,000
1.65%, dated 8/11/04 due 9/22/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $336,111,252, 0% - 8.38%, 7/13/11 - 1/1/49)	238,458	238,000
J.P. Morgan Securities, Inc. At:
1.63%, dated: 8/11/04 due 9/22/04 (Collateralized by Corporate Obligations with principal amounts of $1,048,571,200, 5.38% - 12.5%, 5/15/05 - 4/1/37)	987,875	986,000
8/31/04 due 9/1/04 (Collateralized by Commercial Paper Obligations with principal amounts of $285,956,000, 1.44% - 2.07%, 9/1/04 - 4/14/05)	280,013	280,000
1.68%, dated 8/31/04 due 9/1/04 (Collateralized by Corporate Obligations with principal amounts of $185,000,000, 6.85% - 11.5%, 6/1/05 - 5/1/29)	200,009	200,000
Lehman Brothers, Inc. At 1.71%, dated 7/22/04 due 10/20/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $227,685,300, 4.51% - 10.22%, 5/6/05 - 10/1/46) (b)(c)	170,682	170,000
Merrill Lynch, Pierce, Fenner & Smith At 1.71%, dated 8/9/04 due 11/8/04 (Collateralized by Corporate Obligations with principal amounts of $848,937,971, 0% - 13.63%, 11/15/04 - 1/15/33) (b)(c)	799,319	796,000
Morgan Stanley & Co. At:
1.63%, dated 8/11/04 due 9/22/04 (Collateralized by Corporate Obligations with principal amounts of $:
357,586,712, 0% - 15.41%, 10/15/04 - 3/15/38)	300,571	300,000
526,912,175, 0% - 11.25%, 9/3/04 - 3/2/49)	235,447	235,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued Morgan Stanley & Co. At:
1.64%, dated 8/31/04 due 9/1/04 (Collateralized by Mortgage Loan Obligations with principal amounts of $899,316,307, 0% - 13.88%, 9/1/04 - 3/2/49)	$ 1,047,048	$ 1,047,000
Wachovia Securities, Inc. At 1.63%, dated 8/31/04 due 9/1/04 (Collateralized by Corporate Obligations with principal amounts of $1,085,644,797, 0% - 7.75%, 4/11/06 - 8/24/49)	1,014,046	1,014,000
TOTAL REPURCHASE AGREEMENTS		15,782,370
TOTAL INVESTMENT PORTFOLIO - 99.9%		56,975,856
NET OTHER ASSETS - 0.1%		66,319
NET ASSETS - 100%		$ 57,042,175
Total Cost for Federal Income Tax Purposes $ 56,975,856
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,521,436,000 or 2.7% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,797,000,000 or 6.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
GE Capital Assurance Co. 1.61%, 9/1/04	7/30/04	$ 50,000
General Electric Capital Corp. 1.61%, 9/1/04	4/1/04	$ 105,000
General Motors Acceptance Corp. Mortgage Credit 1.99%, 9/1/04	8/2/04	$ 525,000
Goldman Sachs Group, Inc.: 1.25%, 9/8/04	2/10/04	$ 480,000
1.25%, 9/30/04	3/3/04	$ 160,000
1.26%, 10/7/04	3/3/04	$ 315,000
1.59%, 10/6/04	7/6/04	$ 263,000
1.72%, 11/12/04	8/11/04	$ 367,000
Hartford Life Insurance Co. 1.46%, 9/1/04	12/16/03	$ 40,000
Jackson National Life Insurance Co. 1.74%, 10/1/04	3/31/03	$ 130,000
Metropolitan Life Insurance Co.: 1.79%, 10/1/04	3/26/02	$ 175,000
1.85%, 9/1/04	2/24/03	$ 65,000
Security	Acquisition Date	Cost (000s)
Monumental Life Insurance Co.: 1.63%, 9/1/04	7/31/98 - 9/17/98	$ 92,000
1.66%, 9/1/04	3/12/99	$ 65,000
1.89%, 9/1/04	2/1/00	$ 65,000
New York Life Insurance Co. 1.73%, 10/1/04	2/28/02 - 12/19/02	$ 425,000
Pacific Life Insurance Co 1.58%, 9/10/04	3/10/03	$ 160,000
Transamerica Occidental Life Insurance Co. 1.86%, 11/1/04	4/28/00	$ 200,000
Travelers Insurance Co.: 1.71%, 10/1/04	3/26/04	$ 5,000
1.83%, 11/17/04	5/10/04	$ 75,000
1.83%, 11/20/04	8/19/04	$ 35,000

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004